Consolidated Statement of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, Tax	$ 0	$ 1	$ 2
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, Tax	0	(1)	(1)
Pension and other postretirement benefits:
Other Comprehensive Income, Amortization Of Defined Benefit Plan Net Prior Service Cost (Credit) In Net Periodic Benefit Cost (Credit), Tax	0	0	2
Other Comprehensive Income (Loss), Defined Benefit Plan, Net Actuarial Gain (Loss) Arising During Period, Tax	(20)	3	(15)
Other Comprehensive Income Loss, Reclassification Pension And Other Postretirement Benefit Plans Net Gain Loss Included In Net Periodic Benefit Cost (Credit), Tax	$ (4)	$ (11)	$ (37)